BRIGHTHOUSE LIFE INSURANCE COMPANY

BRIGHTHOUSE SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES

BRIGHTHOUSE SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES

Supplement Dated August 19, 2024 to the

Initial Summary Prospectuses dated April 29, 2024

This supplement describes changes that will occur with respect to the Brighthouse/abrdn Emerging Markets Equity Portfolio offered as an Underlying Fund under the variable annuity contracts listed below issued by Brighthouse Life Insurance Company. You should read this supplement in conjunction with the Initial Summary Prospectus and retain it for future reference.

Effective on about August 19, 2024, the sub-adviser for the Brighthouse/abrdn Emerging Markets Equity Portfolio will change.

In “Appendix A: Underlying Funds Available Under the Contract,” replace the information relating to the Brighthouse/abrdn Emerging Markets Equity Portfolio with the following new information:

Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2023)

			1 Year	5 Year	10 Year
Seeks total return primarily through capital appreciation.	Brighthouse/abrdn Emerging Markets Equity Portfolio – Class A# Brighthouse Investment Advisers, LLC Sub-Adviser: SSGA Funds Management, Inc.	0.96%	6.67%	3.14%	1.56%

# Certain Underlying Funds and their investment advisers have entered into a temporary expense reimbursement and/or fee waivers, which are reflected in the Current Expenses. Please see the Underlying Funds’ prospectuses for additional regarding these arrangements.

With respect to Brighthouse Retirement Account only, this Underlying Fund is not available under all Contracts. Availability depends on Contract issue date.

Accordingly, effective on or about August 19, 2024, all further references to abrdn Investments Limited as the sub-adviser to Brighthouse/abrdn Emerging Markets Equity Portfolio contained in the Initial Summary Prospectus will change to SSGA Funds Management, Inc. The prospectus for your variable annuity contract may temporarily continue to refer to abrdn Investments Limited as the sub-adviser to Brighthouse/abrdn Emerging Markets Equity Portfolio, until such document can be revised.

SUPP-ISP-GRP-0824

Supplement to the Initial Summary Prospectus for the following variable annuity contracts:

Brighthouse Separate Account Eleven for Variable Annuities

Gold Track

Gold Track Select

Gold Track (with Registered Fixed Acct Option)

Gold Track Select (with Registered Fixed Account Option)

Gold Track Select-NY Plans (with Registered Fixed Account Option)

Brighthouse Retirement Account

Brighthouse Separate Account QPN for Variable Annuities

Brighthouse Retirement Perspectives (Registered BRP; Unregistered Gold Track; Gold Track VSP)

Brighthouse Retirement Perspectives (Gold Track VSP; Unregistered Gold Track)

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE